Oct-24-05 01:02pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-378 P.003/003 F-581

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certifys

NYSE

[redacted]

05066464

1-32646

RECD S.E.C.
OCT 24 2005

October 24, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
OCT 27 2005
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Evergreen International Balanced Income Fund, Common Shares of Beneficial Interest With No Par Value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 24, 2005. Tentative listing date – October 27, 2005.

Sincerely,

Paras Madho